Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10.    SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the condensed consolidated balance sheet date up to the date that the condensed consolidated financial statements were issued. Based upon this review, other than as described in these financials or below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

The Company held a special meeting of stockholders on May 27, 2021, pursuant to which it received stockholder approval to (i) amend the Company’s amended and restated certificate of incorporation, as amended, to extend the date by which the Company has to consummate a Business Combination for an additional three months, with an ability to further extend for an additional three months if approved by the Company’s board of directors (the termination date as so extended, the “Extended Termination Date”) and (ii) amend the Company’s investment management trust agreement, dated as of May 29, 2018, by and between the Company and Continental Stock Transfer & Trust Company, as amended, to extend the date on which to commence liquidating the Trust Account in the event the Company has not consummated a Business Combination by the Extended Termination Date.

NOTE 12.     SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the consolidated balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, other than as described below or within these financial statements, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

Proposed Business Combination with Lottery.com

On February 21, 2021, the Company entered into a business combination agreement (the “Merger Agreement”) with Trident Merger Sub II Corp. (“Merger Sub”) (incorporated on February 9, 2021) and Lottery.com. Upon the closing (the “Closing”) of the business combination with Lottery.com, Merger Sub will merge with and into Lottery.com, with Lottery.com as the surviving company, continuing as the Company’s wholly owned subsidiary following the transaction and the separate existence of Merger Sub shall cease. At the Closing, each share of Lottery.com common stock issued and outstanding as of immediately prior to the Closing shall be converted into the right to receive the Per Share Merger Consideration. “Per Share Merger Consideration” means the quotient obtained by dividing (a) 40,000,000 shares of the Company’s common stock by (b) the aggregate number of shares of Lottery.com common stock (including shares issued upon the conversion or exercise of Lottery.com convertible securities) issued and outstanding as of immediately prior to the Closing (the “Lottery.com Shares”). The Per Share Merger Consideration shall be reduced by the number of shares of our common stock equal to the quotient of (i) the amount by which Net Indebtedness exceeds $10,000,000, as mutually agreed between the Company and Lottery.com (each acting reasonably), divided by (ii) 11.00. “Net Indebtedness” means the amount equal to Lottery.com’s Indebtedness, less cash and cash equivalents. For the avoidance of doubt, Lottery.com’s Indebtedness shall not include current liabilities or any intercompany Indebtedness between or among Lottery.com and any of its subsidiaries.

The holders of the Lottery.com Shares (the “Sellers”) will also be entitled to receive up to 6,000,000 additional shares of the Company’s common stock (the “Seller Earnout Shares”) that may be issuable from time to time as set forth below. The aggregate value of the consideration to be paid by the Company in the business combination (excluding the Seller Earnout Shares) is approximately $444 million (calculated as follows: 40,000,000 shares of the Company’s common stock to be issued to the Sellers, multiplied by $11.00). Upon the Closing, the Company will change its name to “Lottery.com.”

If, at any time on or prior to December 31, 2021, the daily volume-weighted average price of shares of the Company’s common stock equals or exceeds $13.00 per share for 20 of any 30 consecutive trading days commencing after the Closing, each Seller shall receive its pro rata portion of 3,000,000 Seller

Earnout Shares and Vadim Komissarov, Ilya Ponomarev and Marat Rosenberg (the “Founder Holders”) shall receive an aggregate of 2,000,000 shares of the Company’s common stock. If, at any time on or prior to December 31, 2022, the daily volume-weighted average price of shares of the Company’s common stock equals or exceeds $16.00 per share for 20 of any 30 consecutive trading days commencing after the Closing, each Seller shall receive its pro rata portion of 3,000,000 Seller Earnout Shares and the Founder Holders shall receive an aggregate of 2,000,000 shares of common stock. The Seller Earnout Shares then earned and issuable shall be issued to the Sellers on a pro-rata basis based on the percentage of the Lottery.com Shares owned by them immediately prior to the Closing.

The parties agreed that immediately following the Closing, the Company’s board of directors will consist of five directors, four of which will be designated by Lottery.com and one of which will be designated by the Company, such appointment by the Company to be an independent director.

On February 25, 2021, the Company transferred all of its equity interest in Trident Black Sea to VK Consulting, Inc. for an aggregate purchase price of $25,000, which is equal to the Company’s capital investment in Trident Black Sea.